Stockholders' Equity (Deficit) - 2025 Equity Incentive Plan - Narrative (Details) - USD ($)			3 Months Ended		12 Months Ended
	Sep. 05, 2025	Aug. 29, 2025	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Stockholders' Equity
Percentage of annual incremental in share issuance under plan (in %)	5.00%
Granted (in shares)			5,898,664		2,325,059	0
Stock-based compensation expense			$ 10,384,851	$ 31,999	$ 8,424,803	$ 1,171,287
RSU liability award					1,655,507
Unrecognized stock-based compensation			$ 75,944,405		$ 14,742,022
Period during unrecognized stock-based compensation is expected to recognized (in years)			3 years 8 months 4 days		2 years 5 months 4 days
Maximum
Stockholders' Equity
Vesting period			4 years		4 years
Pre-Merger equity plan
Stockholders' Equity
Aggregate number of shares of authorized to issue under the plan (in shares)		84,351
Pre-Merger equity plan | Maximum
Stockholders' Equity
Vesting period		4 years			4 years
Liability classified award
Stockholders' Equity
Stock-based compensation expense					$ 1,655,507
2025 Equity Incentive Plan
Stockholders' Equity
Aggregate number of shares of authorized to issue under the plan (in shares)	9,500,884
Duration of annual incremental in share issuance under plan from year 2027-2035 (in years)	9 years